Derivatives and Hedging Activities (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) DebtInstrument	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Debt_Instrument	Dec. 31, 2015 USD ($)	Dec. 31, 2017	Dec. 31, 2017 Debt_Instrument	Dec. 31, 2017 DebtInstrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain recognized in OCI on derivative	$ 13,440,000	$ 1,219,000	$ 2,770,000	$ 6,979,000	$ (3,128,000)
Amount of loss reclassified from AOCI into interest expense	48,000	$ 597,000	1,810,000	$ 3,586,000	$ 3,150,000
Interest rate derivative liabilities, at fair value	24,000		100,000
Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) reclassification from OCI to income, estimated net amount to be transferred	$ 4,900,000		1,500,000
Count	6			4			6	6
Derivative, notional amount	$ 992,000,000		$ 992,000,000	$ 642,000,000
Interest Rate Swap | Designated as Hedging Instrument | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Fixed LIBOR	1.20%			1.20%		1.20%
Interest Rate Swap | Designated as Hedging Instrument | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Fixed LIBOR	2.20%			1.50%		2.20%